Summary of Significant Accounting Policies (Details)		12 Months Ended
	Mar. 08, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 14, 2025	Nov. 13, 2024
Summary of Significant Accounting Policies (Details) [Line Items]
Other comprehensive income		$ 0	$ 0
Valuation allowance for finance receivables		31,100,000	33,800,000
Fair value of the finance receivables		365,000,000
Held for sale at fair value		320,600,000	0
Aggregate principal balance		211,200,000
Held for investment at fair value		183,200,000
Impairment charges		5,159,000
Pro rata share rate					92.94%
Cash and cash equivalents		29,343,000	135,585,000
Restricted cash		$ 49,026,000	73,234,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amortized term		1 year
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amortized term		10 years
ASU 2021-08
Summary of Significant Accounting Policies (Details) [Line Items]
		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2023
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true
Accounting Standards Update 2023-07 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2024
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true
United Auto Credit Corporation [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of warehouse		4
Warehouse Credit Facility [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Loan amount		$ 28,200,000	$ 56,900,000
Warehouse Credit Facility [Member] | United Auto Credit Corporation [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash required primarily		48,100,000
Aggregate borrowing limit		825,000,000
Outstanding borrowings		359,900,000
Loan amount		28,200,000
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Pro rata share rate				92.94%
Subsequent Event [Member] | Mudrick Capital Management Limited Partners [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Co-borrowers credit rate				76.50%
Subsequent Event [Member] | Delayed Draw Facility [Member] | Mudrick Capital Management Limited Partners [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Loan amount	$ 25,000,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]
Interest at a rate	850.00%
Maturity date	Dec. 31, 2026
Debtor In Possession [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment charges		0
Cash and cash equivalents		5,356,000
Restricted cash		$ 839,000